Convertible Preferred Stock - Schedule of Convertible Preferred Stock (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Convertible Preferred Stock, Shares Authorized	0	2,797,464	2,797,464
Convertible Preferred Stock, Shares Issued	0	2,617,386	2,617,386
Convertible Preferred Stock, Shares Outstanding	0	2,617,386	2,617,386
Convertible Preferred Stock, Carrying Value		$ 17,051	$ 17,051
Convertible Preferred Stock, Aggregate Liquidation Preference		$ 16,288	$ 16,288
Series A Convertible Preferred Stock
Class Of Stock [Line Items]
Convertible Preferred Stock, Shares Authorized		1,714,963	1,714,963
Convertible Preferred Stock, Shares Issued		1,534,885	1,534,885
Convertible Preferred Stock, Shares Outstanding		1,534,885	1,534,885
Convertible Preferred Stock, Carrying Value		$ 15,163	$ 15,163
Convertible Preferred Stock, Aggregate Liquidation Preference		$ 15,215	$ 15,215
Series A-1 Convertible Preferred Stock
Class Of Stock [Line Items]
Convertible Preferred Stock, Shares Authorized		1,082,501	1,082,501
Convertible Preferred Stock, Shares Issued		1,082,501	1,082,501
Convertible Preferred Stock, Shares Outstanding		1,082,501	1,082,501
Convertible Preferred Stock, Carrying Value		$ 1,888	$ 1,888
Convertible Preferred Stock, Aggregate Liquidation Preference		$ 1,073	$ 1,073